Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	66 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.68%		1.61%					1.00%	0.68%
Performance Inception Date	May 01, 2009
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		4.62%		1.57%					0.96%	0.65%
Performance Inception Date	May 01, 2009
Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		4.71%		1.62%	1.63%
Performance Inception Date	Jul. 13, 2018
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.55%		1.58%					0.99%	0.68%
Performance Inception Date	May 01, 2009
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		3.49%		1.54%					0.96%	0.65%
Performance Inception Date	May 01, 2009
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		4.50%		1.55%					0.95%	0.65%
Performance Inception Date	May 01, 2009
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.52%		1.46%					0.87%	0.59%
Performance Inception Date	May 01, 2009
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.81%		1.64%					1.00%	0.68%
Performance Inception Date	May 01, 2009
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.88%		1.68%		1.50%
Performance Inception Date	Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		4.69%		1.58%					0.97%	0.66%
Performance Inception Date	May 01, 2009
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.79%	1.91%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	1.92%
Performance Inception Date	Oct. 30, 2020
Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	1.93%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		4.81%		1.62%					1.00%	0.68%
Performance Inception Date	May 01, 2009
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		3.75%		1.05%					0.57%	0.39%
Performance Inception Date	May 01, 2009
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		4.21%		1.29%					0.74%	0.50%
Performance Inception Date	May 01, 2009
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		4.52%		1.47%					0.87%	0.59%
Performance Inception Date	May 01, 2009
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		4.83%		1.64%					1.01%	0.69%
Performance Inception Date	May 01, 2009
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		4.88%		1.68%					1.04%	0.71%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		4.06%		1.21%				0.73%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		4.73%		1.59%			1.19%
Performance Inception Date	Nov. 20, 2015
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.42%		2.01%					1.34%	0.94%